Business combination (Details) $ in Thousands		12 Months Ended
	Sep. 03, 2025 Right shares	Dec. 31, 2025 USD ($)
Ziitech Pty Ltd
Disposal of SCHL Group
Remaining percentage of Equity interest	75.00%
Ziitech Pty Ltd
Disposal of SCHL Group
Equity interest (as a percent)	25.00%
Board appointment right | Right	0.667
Revenue		$ 1,598
Net loss		$ 340
Ziitech Pty Ltd | Class A Ordinary Shares
Disposal of SCHL Group
Shares issued | shares	83,726,789